Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital and warrants	Currency translation differences	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 1,382	$ 54,048	$ (412)	$ (49,847)	$ 5,171
Balance (in Shares) at Dec. 31, 2017	3,336,326
Issuance of ordinary shares and warrants, net of issuance costs	$ 129	2,648			2,777
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	309,387
Conversion of debentures to prepaid warrants		3,267			3,267
Conversion of prepaid warrants to ordinary shares	$ 68	(68)
Conversion of prepaid warrants to ordinary shares (in Shares)	165,000
Shares issued for services	$ 1	7			8
Shares issued for services (in Shares)	4,000
Share-based compensation		1,003			1,003
Share-based compensation (in Shares)
Loss for the period			(557)	(6,249)	(6,249)
Balance at Dec. 31, 2018	$ 1,580	60,905	(969)	(56,096)	5,420
Balance (in Shares) at Dec. 31, 2018	3,814,713
Issuance of ordinary shares and warrants, net of issuance costs	$ 763	6,602			7,365
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	1,800,040
Classification of warrants from equity to liability, see note 2c		(1,804)			(1,804)
Classification of warrants from liability to equity, see NOTE 9 - A(2)		3,139			3,139
Conversion of prepaid warrants to ordinary shares	$ 22	(22)
Conversion of prepaid warrants to ordinary shares (in Shares)	50,000
Exercise of options	$ 3	4			7
Exercise of options (in Shares)	6,076
Share-based compensation		1,125			1,125
Share-based compensation (in Shares)
Loss for the period				(11,164)	(11,164)
Balance at Dec. 31, 2019	$ 2,368	69,949	(969)	(67,260)	4,088
Balance (in Shares) at Dec. 31, 2019	5,670,829
Issuance of ordinary shares and warrants, net of issuance costs	$ 195	4,205			4,400
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	445,000
Conversion of prepaid warrants to ordinary shares	$ 355	(355)
Conversion of prepaid warrants to ordinary shares (in Shares)	811,085
Exercise of options	$ 9	80			89
Exercise of options (in Shares)	21,495
Shares issued for services	$ 6	63			69
Shares issued for services (in Shares)	15,429
Share-based compensation		1,605			1,605
Loss for the period				(5,774)	(5,774)
Balance at Dec. 31, 2020	$ 2,933	$ 75,547	$ (969)	$ (73,034)	$ 4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838